Schedule of Accounts Receivable (Details) - HCYC Group Company Limited [Member] - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Up to three months	$ 237,545	$ 72,346	$ 360,657
Less: Allowance for current expected credit losses
Total accounts receivable, net	$ 237,545	$ 72,346	$ 360,657